ABERDEEN FUNDS

Aberdeen U.S. Equity II Fund

Aberdeen U.S. Equity Fund

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information, each dated February 27, 2012, as supplemented to date.

The following information supplements the information in the Aberdeen Funds Prospectus and Statement of Additional Information. This information is important and relates to a transaction affecting your Fund. You should read it carefully.

On December 5, 2012, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved the reorganization (the “Reorganization”) of the Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund” or the “Acquired Fund”), a series of the Trust, into the Aberdeen U.S. Equity Fund (the “U.S. Equity Fund” or the “Acquiring Fund,” and together with the U.S. Equity II Fund, the “Funds”), also a series of the Trust. Pursuant to the Reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund in exchange solely for the assumption of the Acquired Fund’s liabilities by the Acquiring Fund and Class A, Class C, Class R, Institutional Class and Institutional Service Class shares of the Acquiring Fund.  Those shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof.  In the Reorganization, you will receive shares of the Acquiring Fund of the same class as the shares you own of the Acquired Fund.  Shareholders of the Acquired Fund and the Acquiring Fund are expected to be subject to the same expense ratio following the Reorganization.  The Reorganization does not require approval by shareholders of either Fund.

The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), considered the proposed Reorganization and determined, with respect to each Fund, that it (1) is in the best interest of the Fund and (2) will not result in dilution of the interests of shareholders of the Fund.  In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. The Board considered information provided by the Trust’s management and reviewed various factors about the Funds and the Reorganization, including: (1) that the Acquired Fund’s investment objective, strategies, and risks would not change, (2) that the Acquiring Fund’s shareholders would be subject to the same management fee rate, a lower gross net expense ratio and the same net expense ratio as a result of the Reorganization, (3) the comparable historical performance of the Funds, (4) the fact that the Funds are managed by the same portfolio management teams, (5) the potential for the Funds to realize economies of scale, (6) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, (7) the fact that Aberdeen Asset Management Inc. (“AAMI”), each Fund’s investment adviser, will bear the expenses incurred by the Funds in connection with the Reorganization, (8) any indirect costs to be incurred by the Funds as a result of the Reorganization, (9) any direct or indirect benefits to AAMI or its affiliates, as a result of the Reorganization, and (10) the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes.  The Board also noted any changes to the expense ratios of each of the Classes of the Acquired Fund.  In this regard, the Board took into account management’s discussion of the Reorganization, including that the Reorganization was expected to eliminate certain overlap in U.S. equity products in the complex and also provide the potential for further economies of scale and the opportunity for additional growth in assets due to the greater marketability of a larger fund, as well as result in increased efficiencies with respect to portfolio management and fund administration.

The Reorganization is expected to occur on or about February 25, 2013, or on such other date as the officers of the Funds may determine (the “Closing Date”).  You do not need to take any action for the Reorganization to take effect.  As of the start of business on the business day following the Closing Date, each shareholder of the Acquired Fund will automatically become the owner of shares of the Acquiring Fund.  The Reorganization is expected to have no effect on the value of a shareholder’s investment in that the dollar value of the “new” shares will equal the dollar value of the “old” shares.

No fees will be imposed on shareholders as a result of the Reorganization.  AAMI will bear the expenses of the Reorganization.  It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.  The closing of the Reorganization is conditioned upon the Funds receiving an opinion of counsel to this effect. Given the similarities of the Funds’ portfolios, AAMI does not currently expect to generate meaningful taxable gains as a result of, or in anticipation of, the Reorganization.  However, if it does, prior to the Closing Date, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income and net realized capital gains, if any, through the Closing Date.

Since the Funds have identical objectives and investment strategies, it is anticipated that there will be minimal portfolio trading/transaction costs in connection with the Reorganization. Any such transactions would occur subsequent to the Reorganization and would be borne by the Acquiring Fund, which will include former shareholders of the Acquired Fund.

A shareholder who does not wish to become a shareholder of the Acquiring Fund may redeem shares of the Acquired Fund at any time prior to the Closing Date.

Comparison of the Funds

The Funds have identical investment objectives, strategies and policies and therefore the Funds are subject to identical risks.  Further, the fundamental investment restrictions of both Funds are identical. However, there are certain differences between each Fund’s non-fundamental investment restrictions. As a non-fundamental restriction, which can be changed with Board approval, the Acquiring Fund is prohibited from utilizing short sales except as described in the Fund’s prospectus and SAI while the Acquired Fund does not have the same restriction. However, short sales are not currently utilized in either Fund. Going forward, the Acquiring Fund would continue to be prohibited from utilizing short sales except as disclosed in the prospectus or SAI. Currently, there is no intention to utilize short sales in the Acquiring Fund.

The Funds are each series of the Trust, and therefore, have the same Board, and AAMI serves as the investment adviser of each Fund. In addition, the portfolio managers of each Fund are the same.  The Funds also utilize all of the same service providers.  Additionally, procedures for the purchase, exchange, redemption and valuation of shares of each Fund are identical.

A copy of the summary prospectus for the Acquiring Fund will be sent to shareholders of the Acquired Fund after the Closing Date.  The summary prospectus, prospectus and Statement of Additional Information for each Fund are available at www.aberdeen-asset.us.

Fees and Expenses

Currently, the Trust and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Acquiring Fund at least through October 11, 2013.  The Trust and AAMI have also entered into a written contract limiting operating expenses to 0.90% for all Classes of the Acquired Fund at least through October 11, 2013.  As a condition of the Reorganization, the contractual expense limit with respect to each Class of the Acquiring Fund will remain at 0.90% to match the limit currently in place with respect to the Acquired Fund.  These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, and extraordinary expenses.  The management fee rates for the Acquiring Fund and Acquired Fund are identical.

Following the Reorganization, the Acquiring Fund is projected to have (i) a gross operating expense ratio for each class lower than that of the corresponding class of the Acquired Fund prior to the Reorganization, and (ii) a net operating expense ratio for each class equal to that of the corresponding class of the Acquired Fund prior to the Reorganization, after taking into account contractual fee waiver and expense reimbursement arrangements.

The following tables compare the current fees and expenses of the Class A, Class C, Class R, Institutional Class and Institutional Service Class of each Fund based on its most recent fiscal year.  The tables also show the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization.

Class A Comparison

	Actual		Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund II (Class A)	U.S. Equity Fund (Class A)	U.S. Equity Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses(1)	0.70%	0.72%	0.28%
Total Annual Fund Operating Expenses	1.72%	1.70%	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.57%	0.55%	0.13%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.15%	1.15%	1.15%

Class C Comparison

	Actual		Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund II (Class C)	U.S. Equity Fund (Class C)	U.S. Equity Fund (Class C)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses(1)	0.72%	0.69%	0.25%
Total Annual Fund Operating Expenses	2.47%	2.44%	2.00%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.57%	0.54%	0.10%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.90%	1.90%	1.90%

Class R Comparison

	Actual		Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund II (Class R)	U.S. Equity Fund (Class R)	U.S. Equity Fund (Class R)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses(1)	0.72%	0.70%	0.25%
Total Annual Fund Operating Expenses	1.97%	1.95%	1.50%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.57%	0.55%	0.10%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.40%	1.40%	1.40%

Institutional Class Comparison

	Actual		Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund II (Institutional Class)	U.S. Equity Fund (Institutional Class)	U.S. Equity Fund (Institutional Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses(1)	0.72%	0.69%	0.25%
Total Annual Fund Operating Expenses	1.47%	1.44%	1.00%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.57%	0.54%	0.10%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.90%	0.90%	0.90%

Institutional Service Class Comparison

	Actual		Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity II Fund (Institutional Service Class)	U.S. Equity Fund (Institutional Service Class)	U.S. Equity Fund (Institutional Service Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses(1)	0.72%	0.69%	0.36%
Total Annual Fund Operating Expenses	1.47%	1.44%	1.11%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.57%	0.54%	0.21%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.90%	0.90%	0.90%

Note: The pro forma numbers shown in the tables are estimated in good faith and are hypothetical.

(1)         “Other Expenses” are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

(2)         The Trust and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Acquiring Fund and the Acquired Fund at least through October 11, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative servicing fees and extraordinary expenses. The Trust is authorized to reimburse the AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 11, 2013.

The examples below are intended to help you compare the cost of investing in each Fund with the cost of investing in the other Fund and in other mutual funds.

The examples assume that you invest $10,000 in the Funds for the time periods indicated and then sell all of your shares at the end of those periods. They assume a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
U.S. Equity II Fund	$685	$1,033	$1,404	$2,444
U.S. Equity Fund	$685	$1,029	$1,396	$2,425
Pro Forma U.S. Equity Fund	$685	$945	$1,225	$2,021
Class C
U.S. Equity II Fund	$293	$715	$1,264	$2,763
U.S. Equity Fund	$293	$709	$1,252	$2,735
Pro Forma U.S. Equity Fund	$293	$618	$1,069	$2,319
Class R
U.S. Equity II Fund	$143	$563	$1,010	$2,250
U.S. Equity Fund	$143	$559	$1,001	$2,230
Pro Forma U.S. Equity Fund	$143	$464	$809	$1,782
Institutional Class
U.S. Equity II Fund	$92	$409	$749	$1,708
U.S. Equity Fund	$92	$402	$736	$1,678
Pro Forma U.S. Equity Fund	$92	$308	$543	$1,216
Institutional Service Class
U.S. Equity II Fund	$92	$409	$749	$1,708
U.S. Equity Fund	$92	$402	$736	$1,678
Pro Forma U.S. Equity Fund	$92	$332	$591	$1,333

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C
U.S. Equity II Fund	$193	$715	$1,264	$2,763
U.S. Equity Fund	$193	$709	$1,252	$2,735
Pro Forma U.S. Equity Fund	$193	$618	$1,069	$2,319

Note: The pro forma numbers shown in the examples are estimated in good faith and are hypothetical.

Performance

The bar charts and tables on the following pages can help you evaluate potential risks of each Fund. The bar charts show how each Fund’s annual total returns for the specified class have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The tables compare each Fund’s average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Acquiring Fund for the period from June 23, 2008 to October 9, 2011 reflect the performance of a predecessor fund (the “U.S. Equity Predecessor Fund”). During that period on February 28, 2009, the U.S. Equity Predecessor Fund changed its investment style and became diversified. The returns prior to June 23, 2008 reflect the performance of another predecessor fund (the “Second U.S. Equity Predecessor Fund”), which was acquired by the U.S. Equity Predecessor Fund. The Acquiring Fund adopted the performance of the U.S. Equity Predecessor Fund as the result of a reorganization on October 10, 2011 in which the Acquiring Fund acquired all of the assets, subject to the liabilities, of the U.S. Equity Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I Fund to Aberdeen U.S. Equity Fund. The Acquiring Fund maintained the investment objective and investment strategies of the U.S. Equity Predecessor Fund on the date of the reorganization without any changes.

Returns of the U.S. Equity Predecessor Fund and the Second U.S. Equity Predecessor Fund have not been adjusted to reflect applicable sales charges nor have adjustments been made for differences in the expenses applicable to the respective class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any differences in expenses, fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The returns presented for the Acquired Fund for periods prior to October 10, 2011 reflect the performance of a predecessor fund (the “U.S. Equity II Predecessor Fund”). The Acquired Fund adopted the performance of the U.S. Equity II Predecessor Fund as the result of a reorganization on October 10, 2011 in which the Acquired Fund acquired all of the assets, subject to the liabilities, of the U.S. Equity II Predecessor Fund. The U.S. Equity II Predecessor Fund was managed using a different investment style than that of the Acquired Fund. Returns of the U.S. Equity II Predecessor Fund have not been adjusted to reflect applicable sales charges  nor have adjustments been made for differences in the expenses applicable to the respective class.

U.S. Equity II Fund

Annual Total Returns — Class A Shares
(Years Ended Dec. 31)

Year-to-Date Return as of October 31, 2012: 11.06%

Best Quarter:  25.54% - 2nd quarter 2003

Worst Quarter:  -21.10% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns

as of December 31, 2011

	1 Year	5 Years	10 Years
Class A shares — Before Taxes	-2.97%	1.11%	4.53%
Class A shares — After Taxes on Distributions	-3.04%	0.66%	4.20%
Class A shares — After Taxes on Distributions and Sales of Shares	-1.93%	1.00%	3.98%
Class C shares — Before Taxes	-3.56%	0.44%	3.82%
Class R shares — Before Taxes	-3.13%	0.99%	4.28%
Institutional Class shares — Before Taxes	-2.62%	1.44%	4.82%
Institutional Service Class shares — Before Taxes	-2.62%	1.44%	4.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

U.S. Equity Fund

Annual Total Returns — Class A Shares

(Years Ended Dec. 31)

Year-to-Date Return as of October 31, 2012: 11.03%

Best Quarter:  17.68% - 3rd quarter 2009

Worst Quarter:  -26.18% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns

as of December 31, 2011

	1 Year	5 Years	10 Years
Class A shares — Before Taxes	3.33%	-1.13%	4.88%
Class A shares — After Taxes on Distributions	3.03%	-2.64%	3.25%
Class A shares — After Taxes on Distributions and Sales of Shares	2.15%	-1.26%	3.95%
Class C shares — Before Taxes	2.45%	-1.88%	4.08%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	-0.25%	2.92%

Please retain this Supplement for future reference.

This Supplement is dated December 31, 2012.